Statutory Financial Data and Dividend Restrictions: Schedule of certain statutory basis financial information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 17,829	$ 16,995
Statutory Accounting Practices, Statutory Net Income Amount	$ (1,562)	$ 3,259	$ (95)